Statements of Changes in Equity - CAD ($)	Share capital	Reserves - Equity settled share-based payments	Reserves - Warrants	Deficit	Total
Balance at beginning of period at Dec. 31, 2022	$ 229,632,005	$ 33,443,292	$ 3,918	$ (179,605,315)	$ 83,473,900
Balance at beginning (in shares) at Dec. 31, 2022	175,377,526
Issued pursuant to acquisition of exploration and evaluation assets	$ 203,979				203,979
Issued pursuant to acquisition of exploration and evaluation assets (in shares)	39,762
Issued in prospectus offering Share issue costs	$ 78,986,588				78,986,588
Issued in prospectus offering Share issue costs (in shares)	11,277,224
Flow-through share premium	$ (15,295,500)				(15,295,500)
Share issue costs	(3,517,377)				(3,517,377)
Share-based compensation		1,410,563			1,410,563
Stock options exercised	$ 234,334	(102,704)			131,630
Stock options exercised (in shares)	178,500
Total loss and comprehensive loss for the year				(79,890,763)	(79,890,763)
Balance at end of period at Dec. 31, 2023	$ 290,244,029	34,751,151	3,918	(259,496,078)	65,503,020
Balance at ending (in shares) at Dec. 31, 2023	186,873,012
Issued pursuant to acquisition of the Kingsway Project	$ 20,000,000				20,000,000
Issued pursuant to acquisition of the Kingsway Project (in shares)	5,263,157
Issued pursuant to acquisition of exploration and evaluation assets	$ 1,226,707				1,226,707
Issued pursuant to acquisition of exploration and evaluation assets (in shares)	369,583
Issued in prospectus offering Share issue costs	$ 27,522,494				27,522,494
Issued in prospectus offering Share issue costs (in shares)	5,857,242
Share issue costs	$ (914,807)				(914,807)
Issued in settlement of legal claim	$ 1,750,100				1,750,100
Issued in settlement of legal claim (in shares)	370,000
Share-based compensation		889,045			889,045
Stock options exercised	$ 1,518,193	(655,693)			862,500
Stock options exercised (in shares)	1,725,000
Total loss and comprehensive loss for the year				(50,268,354)	(50,268,354)
Balance at end of period at Dec. 31, 2024	$ 341,346,716	$ 34,984,503	$ 3,918	$ (309,764,432)	$ 66,570,705
Balance at ending (in shares) at Dec. 31, 2024	200,457,994